Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and cash equivalents	$ 34,158	$ 26,508
Accounts receivable, less allowance for doubtful accounts of $2,044 and $1,885 in 2011 and 2010, respectively	144,083	141,098
Costs and estimated earnings on long-term contracts, less progress billings of $11,416 and $12,189 in 2011 and 2010, respectively	12,974	12,743
Inventories	96,986	83,034
Current portion of deferred tax assets	20,630	15,809
Other current assets	19,523	17,169
Total current assets	328,354	296,361
Property, plant and equipment:
Land and land improvements	4,986	4,986
Buildings and leasehold improvements	52,648	50,318
Machinery and equipment	85,440	75,721
Construction in progress	2,779	5,970
Property, plant and equipment, gross	145,853	136,995
Less accumulated depreciation and amortization	72,786	64,432
Net property, plant and equipment	73,067	72,563
Intangible assets, net	231,848	229,736
Goodwill	361,864	355,656
Other assets	16,704	19,975
Total Assets	1,011,837	974,291
LIABILITIES AND SHAREHOLDERS' EQUITY
Current maturities of long-term debt	50,000	50,000
Accounts payable	54,037	59,088
Advance payments on long-term contracts, less costs incurred of $30,925 and $19,547 in 2011 and 2010, respectively	23,667	5,729
Accrued salaries	26,040	23,762
Current portion of deferred revenue	24,499	21,907
Accrued other expenses	27,594	26,494
Total current liabilities	205,837	186,980
Pension obligations	33,439	29,980
Deferred tax liabilities	85,313	79,388
Other liabilities	11,538	17,961
Long-term debt	75,000	104,000
Total liabilities	411,127	418,309
Shareholders' equity:
Preferred stock, par value $.01 per share, authorized 10,000,000 shares
Common stock, par value $.01 per share, authorized 50,000,000 shares; Issued 29,956,904 and 29,839,343 shares in 2011 and 2010, respectively	300	298
Additional paid-in capital	275,807	270,943
Retained earnings	403,241	359,274
Accumulated other comprehensive loss, net of tax	(19,191)	(14,793)
Total shareholders' equity before treasury stock	660,157	615,722
Less treasury stock, at cost (3,320,926 and 3,338,986 common shares in 2011 and 2010, respectively)	(59,447)	(59,740)
Total shareholders' equity	600,710	555,982
Total Liabilities and Shareholders' Equity	$ 1,011,837	$ 974,291